Trade and other payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ifrs Statement [Line Items]
Trade payables	$ 823,443	$ 837,843	$ 781,161
Deposit received	38,713	54,895	41,324
Other payable	102,704	114,686	75,121
Total trade and other payables	964,860	1,007,424	897,606
Payables for property, plant, and equipment	461,600	506,700	483,000
Within 30 days
ifrs Statement [Line Items]
Trade payables	657,172	658,804	630,896
31-60 days
ifrs Statement [Line Items]
Trade payables	50,815	68,358	43,984
Over 60 days
ifrs Statement [Line Items]
Trade payables	$ 115,456	$ 110,681	$ 106,281
Minimum
ifrs Statement [Line Items]
Settlement term on trade payables	30 days
Maximum
ifrs Statement [Line Items]
Settlement term on trade payables	60 days